LEASES - Operating lease maturities (Details) ¥ in Thousands	Sep. 30, 2022 CNY (¥)
Maturities of lease liabilities
2023	¥ 132
2024	132
2025	132
2026	145
2027	145
Thereafter	934
Total	¥ 1,620